Fair value measurements - Fair value of financial instruments measured on recurring basis (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2021	Mar. 31, 2020
Assets:
Derivative assets		¥ 16,006,000	¥ 21,190,000
Netting	[1]	(14,786,000)	(19,248,000)
Collateralized agreements		16,039,438	15,907,112
Other assets		1,049,432	827,022
Liabilities:
Derivative liabilities	[2]	16,191,000	20,790,000
Netting	[1],[2]	(14,697,000)	(18,987,000)
Short-term borrowings		634,714	376,910
Collateralized financing		15,133,573	18,028,339
Long-term borrowings		4,098,457	3,707,643
Recurring [Member]
Assets:
Trading assets and private equity investments	[3]	14,494,000	14,930,000
Derivative assets	[4]	1,220,000	1,942,000
Netting	[4]	(14,786,000)	(19,248,000)
Subtotal, Assets		15,714,000	16,872,000
Loans and receivables	[5]	982,000	805,000
Collateralized agreements	[6]	367,000	549,000
Total Assets		18,201,000	19,247,000
Liabilities:
Trading liabilities		7,978,000	6,737,000
Derivative liabilities	[4]	1,495,000	1,809,000
Netting	[4]	(14,697,000)	(18,987,000)
Subtotal, Liabilities		9,473,000	8,546,000
Short-term borrowings	[7]	635,000	377,000
Payables and deposits	[8]	50,000	15,000
Collateralized financing	[6]	353,000	247,000
Long-term borrowings	[7],[9],[10]	4,098,000	3,702,000
Other liabilities	[11]	445,000	299,000
Total Liabilities		15,054,000	13,186,000
Recurring [Member] | Equities [Member]
Assets:
Trading assets and private equity investments	[3],[12]	3,322,000	2,115,000
Liabilities:
Trading liabilities		2,361,000	1,564,000
Recurring [Member] | Private equity and debt investments [Member]
Assets:
Trading assets and private equity investments	[3],[13]	58,000	38,000
Recurring [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity investments	[3]	1,637,000	1,826,000
Liabilities:
Trading liabilities		1,039,000	1,108,000
Recurring [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[3]	78,000	108,000
Liabilities:
Trading liabilities		1,000	0
Recurring [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[3]	4,837,000	5,265,000
Liabilities:
Trading liabilities		4,085,000	3,230,000
Recurring [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity investments	[3]	1,394,000	1,494,000
Recurring [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities		235,000	273,000
Recurring [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity investments	[3]	8,000	1,000
Recurring [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity investments	[3]	2,393,000	3,688,000
Liabilities:
Trading liabilities		0	3,000
Recurring [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Issued/Guaranteed by government sponsored entity [Member]
Assets:
Trading assets and private equity investments	[3]	2,325,000	3,616,000
Recurring [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Other [Member]
Assets:
Trading assets and private equity investments	[3]	68,000	72,000
Recurring [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity investments	[3]	106,000	94,000
Recurring [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity investments	[3],[14]	59,000	53,000
Liabilities:
Trading liabilities	[14]	1,000	2,000
Recurring [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity investments	[3]	602,000	248,000
Liabilities:
Trading liabilities		256,000	557,000
Recurring [Member] | Equity contracts [Member]
Assets:
Derivative assets	[4]	1,402,000	1,921,000
Liabilities:
Derivative liabilities	[4]	2,229,000	2,008,000
Recurring [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[4]	9,632,000	13,629,000
Liabilities:
Derivative liabilities	[4]	9,038,000	13,220,000
Recurring [Member] | Credit contracts [Member]
Assets:
Derivative assets	[4]	455,000	407,000
Liabilities:
Derivative liabilities	[4]	523,000	457,000
Recurring [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[4]	4,516,000	5,224,000
Liabilities:
Derivative liabilities	[4]	4,402,000	5,105,000
Recurring [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[4]	1,000	9,000
Liabilities:
Derivative liabilities	[4]	0	6,000
Recurring [Member] | Non-trading debt securities [Member]
Assets:
Other assets		427,000	455,000
Recurring [Member] | Other [Member]
Assets:
Other assets	[3],[12]	711,000	566,000
Recurring [Member] | Counterparty and Cash Collateral Netting [Member]
Assets:
Trading assets and private equity investments	[3],[15]
Derivative assets	[4],[15]	(14,786,000)	(19,248,000)
Netting	[4],[15]	(14,786,000)	(19,248,000)
Subtotal, Assets	[15]	(14,786,000)	(19,248,000)
Loans and receivables	[5],[15]
Collateralized agreements	[6],[15]
Total Assets	[15]	(14,786,000)	(19,248,000)
Liabilities:
Trading liabilities	[15]
Derivative liabilities	[4],[15]	(14,697,000)	(18,987,000)
Netting	[4],[15]	(14,697,000)	(18,987,000)
Subtotal, Liabilities	[15]	(14,697,000)	(18,987,000)
Short-term borrowings	[7],[15]
Payables and deposits	[8],[15]
Collateralized financing	[6],[15]
Long-term borrowings	[7],[9],[10],[15]
Other liabilities	[11],[15]
Total Liabilities	[15]	(14,697,000)	(18,987,000)
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Equities [Member]
Assets:
Trading assets and private equity investments	[3],[12],[15]
Liabilities:
Trading liabilities	[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Private equity and debt investments [Member]
Assets:
Trading assets and private equity investments	[3],[13],[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity investments	[3],[15]
Liabilities:
Trading liabilities	[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[3],[15]
Liabilities:
Trading liabilities	[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[3],[15]
Liabilities:
Trading liabilities	[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity investments	[3],[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities	[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity investments	[3],[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity investments	[3],[15]
Liabilities:
Trading liabilities	[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Issued/Guaranteed by government sponsored entity [Member]
Assets:
Trading assets and private equity investments	[3],[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Other [Member]
Assets:
Trading assets and private equity investments	[3],[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity investments	[3],[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity investments	[3],[14],[15]
Liabilities:
Trading liabilities	[14],[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity investments	[3],[15]
Liabilities:
Trading liabilities	[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Equity contracts [Member]
Assets:
Derivative assets	[4],[15]
Liabilities:
Derivative liabilities	[4],[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[4],[15]
Liabilities:
Derivative liabilities	[4],[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Credit contracts [Member]
Assets:
Derivative assets	[4],[15]
Liabilities:
Derivative liabilities	[4],[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[4],[15]
Liabilities:
Derivative liabilities	[4],[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[4],[15]
Liabilities:
Derivative liabilities	[4],[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Non-trading debt securities [Member]
Assets:
Other assets	[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Other [Member]
Assets:
Other assets	[3],[12],[15]
Recurring [Member] | Level 1 [Member]
Assets:
Trading assets and private equity investments	[3]	7,386,000	6,480,000
Derivative assets	[4]	43,000	71,000
Netting	[4]
Subtotal, Assets		7,429,000	6,551,000
Loans and receivables	[5]
Collateralized agreements	[6]
Total Assets		7,905,000	6,926,000
Liabilities:
Trading liabilities		6,535,000	5,045,000
Derivative liabilities	[4]	25,000	44,000
Netting	[4]
Subtotal, Liabilities		6,560,000	5,089,000
Short-term borrowings	[7]
Payables and deposits	[8]
Collateralized financing	[6]
Long-term borrowings	[7],[9],[10]	5,000	2,000
Other liabilities	[11]	231,000	170,000
Total Liabilities		6,796,000	5,261,000
Recurring [Member] | Level 1 [Member] | Equities [Member]
Assets:
Trading assets and private equity investments	[3],[12]	2,338,000	1,193,000
Liabilities:
Trading liabilities		2,341,000	1,412,000
Recurring [Member] | Level 1 [Member] | Private equity and debt investments [Member]
Assets:
Trading assets and private equity investments	[3],[13]
Recurring [Member] | Level 1 [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity investments	[3]	1,637,000	1,826,000
Liabilities:
Trading liabilities		1,039,000	1,108,000
Recurring [Member] | Level 1 [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[3]
Liabilities:
Trading liabilities
Recurring [Member] | Level 1 [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[3]	2,838,000	3,257,000
Liabilities:
Trading liabilities		2,912,000	2,116,000
Recurring [Member] | Level 1 [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity investments	[3]
Recurring [Member] | Level 1 [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities
Recurring [Member] | Level 1 [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity investments	[3]
Recurring [Member] | Level 1 [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity investments	[3]
Liabilities:
Trading liabilities
Recurring [Member] | Level 1 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Issued/Guaranteed by government sponsored entity [Member]
Assets:
Trading assets and private equity investments	[3]
Recurring [Member] | Level 1 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Other [Member]
Assets:
Trading assets and private equity investments	[3]
Recurring [Member] | Level 1 [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity investments	[3]
Recurring [Member] | Level 1 [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity investments	[3],[14]
Liabilities:
Trading liabilities	[14]
Recurring [Member] | Level 1 [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity investments	[3]	573,000	204,000
Liabilities:
Trading liabilities		243,000	409,000
Recurring [Member] | Level 1 [Member] | Equity contracts [Member]
Assets:
Derivative assets	[4]	9,000	4,000
Liabilities:
Derivative liabilities	[4]	1,000	7,000
Recurring [Member] | Level 1 [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[4]	29,000	55,000
Liabilities:
Derivative liabilities	[4]	21,000	18,000
Recurring [Member] | Level 1 [Member] | Credit contracts [Member]
Assets:
Derivative assets	[4]	4,000	3,000
Liabilities:
Derivative liabilities	[4]	3,000	14,000
Recurring [Member] | Level 1 [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[4]	0	0
Liabilities:
Derivative liabilities	[4]		0
Recurring [Member] | Level 1 [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[4]	1,000	9,000
Liabilities:
Derivative liabilities	[4]	0	5,000
Recurring [Member] | Level 1 [Member] | Non-trading debt securities [Member]
Assets:
Other assets		123,000	123,000
Recurring [Member] | Level 1 [Member] | Other [Member]
Assets:
Other assets	[3],[12]	353,000	252,000
Recurring [Member] | Level 2 [Member]
Assets:
Trading assets and private equity investments	[3]	6,742,000	7,978,000
Derivative assets	[4]	15,801,000	20,921,000
Netting	[4]
Subtotal, Assets		22,543,000	28,899,000
Loans and receivables	[5]	878,000	709,000
Collateralized agreements	[6]	349,000	534,000
Total Assets		24,247,000	30,620,000
Liabilities:
Trading liabilities		1,436,000	1,690,000
Derivative liabilities	[4]	15,898,000	20,525,000
Netting	[4]
Subtotal, Liabilities		17,334,000	22,215,000
Short-term borrowings	[7]	532,000	348,000
Payables and deposits	[8]	49,000	14,000
Collateralized financing	[6]	352,000	247,000
Long-term borrowings	[7],[9],[10]	3,546,000	3,291,000
Other liabilities	[11]	179,000	129,000
Total Liabilities		21,992,000	26,244,000
Recurring [Member] | Level 2 [Member] | Equities [Member]
Assets:
Trading assets and private equity investments	[3],[12]	968,000	908,000
Liabilities:
Trading liabilities		20,000	152,000
Recurring [Member] | Level 2 [Member] | Private equity and debt investments [Member]
Assets:
Trading assets and private equity investments	[3],[13]		7,000
Recurring [Member] | Level 2 [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity investments	[3]
Liabilities:
Trading liabilities
Recurring [Member] | Level 2 [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[3]	76,000	106,000
Liabilities:
Trading liabilities		1,000	0
Recurring [Member] | Level 2 [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[3]	1,987,000	2,000,000
Liabilities:
Trading liabilities		1,172,000	1,114,000
Recurring [Member] | Level 2 [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity investments	[3]	1,259,000	1,266,000
Recurring [Member] | Level 2 [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities		230,000	272,000
Recurring [Member] | Level 2 [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity investments	[3]	0	0
Recurring [Member] | Level 2 [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity investments	[3]	2,387,000	3,626,000
Liabilities:
Trading liabilities		0	3,000
Recurring [Member] | Level 2 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Issued/Guaranteed by government sponsored entity [Member]
Assets:
Trading assets and private equity investments	[3]	2,325,000	3,602,000
Recurring [Member] | Level 2 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Other [Member]
Assets:
Trading assets and private equity investments	[3]	62,000	24,000
Recurring [Member] | Level 2 [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity investments	[3]	0
Recurring [Member] | Level 2 [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity investments	[3],[14]	36,000	21,000
Liabilities:
Trading liabilities	[14]	0	1,000
Recurring [Member] | Level 2 [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity investments	[3]	29,000	44,000
Liabilities:
Trading liabilities		13,000	148,000
Recurring [Member] | Level 2 [Member] | Equity contracts [Member]
Assets:
Derivative assets	[4]	1,318,000	1,869,000
Liabilities:
Derivative liabilities	[4]	2,112,000	1,972,000
Recurring [Member] | Level 2 [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[4]	9,577,000	13,551,000
Liabilities:
Derivative liabilities	[4]	8,948,000	13,125,000
Recurring [Member] | Level 2 [Member] | Credit contracts [Member]
Assets:
Derivative assets	[4]	427,000	318,000
Liabilities:
Derivative liabilities	[4]	458,000	356,000
Recurring [Member] | Level 2 [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[4]	4,479,000	5,183,000
Liabilities:
Derivative liabilities	[4]	4,380,000	5,071,000
Recurring [Member] | Level 2 [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[4]	0	0
Liabilities:
Derivative liabilities	[4]	0	1,000
Recurring [Member] | Level 2 [Member] | Non-trading debt securities [Member]
Assets:
Other assets		304,000	332,000
Recurring [Member] | Level 2 [Member] | Other [Member]
Assets:
Other assets	[3],[12]	173,000	146,000
Recurring [Member] | Level 3 [Member]
Assets:
Trading assets and private equity investments	[3]	366,000	472,000
Derivative assets	[4]	162,000	198,000
Netting	[4]
Subtotal, Assets		528,000	670,000
Loans and receivables	[5]	104,000	96,000
Collateralized agreements	[6]	18,000	15,000
Total Assets		835,000	949,000
Liabilities:
Trading liabilities		7,000	2,000
Derivative liabilities	[4]	269,000	227,000
Netting	[4]
Subtotal, Liabilities		276,000	229,000
Short-term borrowings	[7]	103,000	29,000
Payables and deposits	[8]	1,000	1,000
Collateralized financing	[6]	1,000
Long-term borrowings	[7],[9],[10]	547,000	409,000
Other liabilities	[11]	35,000	0
Total Liabilities		963,000	668,000
Recurring [Member] | Level 3 [Member] | Equities [Member]
Assets:
Trading assets and private equity investments	[3],[12]	16,000	14,000
Liabilities:
Trading liabilities		0	0
Recurring [Member] | Level 3 [Member] | Private equity and debt investments [Member]
Assets:
Trading assets and private equity investments	[3],[13]	58,000	31,000
Recurring [Member] | Level 3 [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity investments	[3]
Liabilities:
Trading liabilities
Recurring [Member] | Level 3 [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[3]	2,000	2,000
Liabilities:
Trading liabilities
Recurring [Member] | Level 3 [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[3]	12,000	8,000
Liabilities:
Trading liabilities		1,000	0
Recurring [Member] | Level 3 [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity investments	[3]	135,000	228,000
Recurring [Member] | Level 3 [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities		5,000	1,000
Recurring [Member] | Level 3 [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity investments	[3]	8,000	1,000
Recurring [Member] | Level 3 [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity investments	[3]	6,000	62,000
Liabilities:
Trading liabilities
Recurring [Member] | Level 3 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Issued/Guaranteed by government sponsored entity [Member]
Assets:
Trading assets and private equity investments	[3]		14,000
Recurring [Member] | Level 3 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Other [Member]
Assets:
Trading assets and private equity investments	[3]	6,000	48,000
Recurring [Member] | Level 3 [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity investments	[3]	106,000	94,000
Recurring [Member] | Level 3 [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity investments	[3],[14]	23,000	32,000
Liabilities:
Trading liabilities	[14]	1,000	1,000
Recurring [Member] | Level 3 [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity investments	[3]	0	0
Liabilities:
Trading liabilities		0	0
Recurring [Member] | Level 3 [Member] | Equity contracts [Member]
Assets:
Derivative assets	[4]	75,000	48,000
Liabilities:
Derivative liabilities	[4]	116,000	29,000
Recurring [Member] | Level 3 [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[4]	26,000	23,000
Liabilities:
Derivative liabilities	[4]	69,000	77,000
Recurring [Member] | Level 3 [Member] | Credit contracts [Member]
Assets:
Derivative assets	[4]	24,000	86,000
Liabilities:
Derivative liabilities	[4]	62,000	87,000
Recurring [Member] | Level 3 [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[4]	37,000	41,000
Liabilities:
Derivative liabilities	[4]	22,000	34,000
Recurring [Member] | Level 3 [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[4]
Liabilities:
Derivative liabilities	[4]
Recurring [Member] | Level 3 [Member] | Non-trading debt securities [Member]
Assets:
Other assets
Recurring [Member] | Level 3 [Member] | Other [Member]
Assets:
Other assets	[3],[12]	¥ 185,000	¥ 168,000

[1]	Represents amounts offset through counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 815. As of March 31, 2020, Nomura offset a total of ¥1,679 billion of cash collateral receivables against net derivative liabilities and ¥1,940 billion of cash collateral payables against net derivative assets. As of March 31, 2021, Nomura offset a total of ¥1,594 billion of cash collateral receivables against net derivative liabilities and ¥1,683 billion of cash collateral payables against net derivative assets.
[2]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[3]	Certain investments that are measured at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2020 and March 31, 2021, the fair values of these investments which are included in Trading assets and private equity and debt investments were ¥26 billion and ¥24 billion, respectively. As of March 31, 2020 and March 31, 2021, the fair values of these investments which are included in Other assets—Others were ¥2 billion and ¥4 billion, respectively.
[4]	Each derivative classification includes derivatives with multiple risk underlyings. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.
[5]	Includes loans for which the fair value option has been elected.
[6]	Includes collateralized agreements or collateralized financing for which the fair value option has been elected.
[7]	Includes structured notes for which the fair value option has been elected.
[8]	Includes embedded derivatives bifurcated from deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.
[9]	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
[10]	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.
[11]	Includes loan commitments for which the fair value option has been elected.
[12]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[13]	Private equity and debt investments are typically private non-traded financial instruments including ownership or other forms of junior capital (such as mezzanine loan). Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[14]	Includes collateralized loan obligations (“CLOs”) and asset-backed securities (“ABS”) such as those secured on credit card loans, auto loans and student loans.
[15]	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.